FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Liquidity Risk (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Bank advances	$ 0	$ 6	$ 71
Short-term borrowings	2,255	1,585	800
Accounts payable and accrued liabilities	3,052	2,931	$ 2,783
Long-term debt	14,290	14,448		$ 16,080
Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Interest payable	658	712
1-3 Years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Interest payable	1,141	1,160
4-5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Interest payable	913	908
After five years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Interest payable	5,923	5,409
Expenditure derivatives | Cash flow hedges
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	(122)
Derivative financial liabilities	0	44
Debt derivatives
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities		23		0
Derivative financial liabilities	0	23
Debt derivatives | Cash flow hedges
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	22	149
Bond forward | Cash flow hedges
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	87	64		$ 51
Derivative financial liabilities	87	64
Liquidity risk
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Bank advances		6
Bank borrowings, undiscounted cash flows		6
Short-term borrowings	2,255	1,585
Short-term borrowings, undiscounted cash flows	2,255	1,585
Accounts payable and accrued liabilities	3,052	2,931
Accounts payable and accrued liabilities, undiscounted cash flows	3,052	2,931
Long-term debt, undiscounted cash flows	14,404	14,555
Other long-term financial liabilities	38	9
Other long-term debt, undiscounted cash flows	38	9
Net carrying amount of derivatives (asset)	(1,500)	(1,094)
Financial liabilities	18,135	17,885
Financial liabilities, undiscounted cash flows	18,237	18,148
Liquidity risk | Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Bank borrowings, undiscounted cash flows	0	6
Short-term borrowings, undiscounted cash flows	2,255	1,585
Accounts payable and accrued liabilities, undiscounted cash flows	3,052	2,931
Long-term debt, undiscounted cash flows	900	1,756
Other long-term debt, undiscounted cash flows	1	2
Financial liabilities	6,061
Financial liabilities, undiscounted cash flows		6,016
Liquidity risk | 1-3 Years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Bank borrowings, undiscounted cash flows		0
Short-term borrowings, undiscounted cash flows	0	0
Accounts payable and accrued liabilities, undiscounted cash flows	0	0
Long-term debt, undiscounted cash flows	2,350	1,800
Other long-term debt, undiscounted cash flows	24	3
Financial liabilities	2,343
Financial liabilities, undiscounted cash flows		1,796
Liquidity risk | 4-5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Bank borrowings, undiscounted cash flows		0
Short-term borrowings, undiscounted cash flows	0	0
Accounts payable and accrued liabilities, undiscounted cash flows	0	0
Long-term debt, undiscounted cash flows	2,442	2,050
Other long-term debt, undiscounted cash flows	5	2
Financial liabilities	1,997
Financial liabilities, undiscounted cash flows		2,052
Liquidity risk | After five years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Bank borrowings, undiscounted cash flows		0
Short-term borrowings, undiscounted cash flows	0	0
Accounts payable and accrued liabilities, undiscounted cash flows	0	0
Long-term debt, undiscounted cash flows	8,712	8,949
Other long-term debt, undiscounted cash flows	8	2
Financial liabilities	7,836
Financial liabilities, undiscounted cash flows		8,284
Liquidity risk | Expenditure derivatives
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	0
Derivative financial liabilities	1,341	1,538
Net carrying amount of derivatives (asset)	(1,473)	(1,506)
Liquidity risk | Expenditure derivatives | Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	1,045	1,093
Net carrying amount of derivatives (asset)	(1,146)	(1,054)
Liquidity risk | Expenditure derivatives | 1-3 Years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	296	445
Net carrying amount of derivatives (asset)	(327)	(452)
Liquidity risk | Expenditure derivatives | 4-5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	0
Net carrying amount of derivatives (asset)	0	0
Liquidity risk | Expenditure derivatives | After five years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	0
Net carrying amount of derivatives (asset)	0	0
Liquidity risk | Equity derivatives
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	0
Derivative financial liabilities	(92)	(68)
Liquidity risk | Equity derivatives | Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	(92)	(68)
Liquidity risk | Equity derivatives | 1-3 Years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	0
Liquidity risk | Equity derivatives | 4-5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	0
Liquidity risk | Equity derivatives | After five years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	0
Liquidity risk | Debt derivatives
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	0
Derivative financial liabilities	1,560	956
Net carrying amount of derivatives (asset)	(1,601)	(934)
Liquidity risk | Debt derivatives | Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	1,560	956
Net carrying amount of derivatives (asset)	(1,601)	(934)
Liquidity risk | Debt derivatives | 1-3 Years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	0
Net carrying amount of derivatives (asset)	0	0
Liquidity risk | Debt derivatives | 4-5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	0
Net carrying amount of derivatives (asset)	0	0
Liquidity risk | Debt derivatives | After five years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	0
Net carrying amount of derivatives (asset)	0	0
Liquidity risk | Debt derivatives | Cash flow hedges
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	0
Derivative financial liabilities	6,920	7,417
Net carrying amount of derivatives (asset)	(8,254)	(8,405)
Liquidity risk | Debt derivatives | Cash flow hedges | Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	1,435
Net carrying amount of derivatives (asset)	0	(1,756)
Liquidity risk | Debt derivatives | Cash flow hedges | 1-3 Years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	0
Net carrying amount of derivatives (asset)	0	0
Liquidity risk | Debt derivatives | Cash flow hedges | 4-5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	1,392	0
Net carrying amount of derivatives (asset)	(1,842)	0
Liquidity risk | Debt derivatives | Cash flow hedges | After five years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	5,528	5,982
Net carrying amount of derivatives (asset)	(6,412)	(6,649)
Liquidity risk | Bond forward
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	0
Derivative financial liabilities	87	64
Liquidity risk | Bond forward | 1-3 Years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	0
Liquidity risk | Bond forward | 4-5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	0
Liquidity risk | Bond forward | After five years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	$ 0	$ 0